EMPLOYEE BENEFIT PLANS (Details 5) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Union-Sponsored Plans
Aggregate contributions	$ 80,000	$ 265,000	$ 109,000	$ 261,000